Stockholders Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity
Schedule of unvested restricted common stock

Unvested restricted common stock at December 31, 2020	146,483
Shares issued	—
Shares vested	(146,483)
Unvested restricted common stock at December 31, 2021	—